Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Schedule of line of credit facilities
Presented in the tables below are the aggregate credit facility commitment, commercial paper limit and letter of credit availability under the revolving credit facility, as well as the available capacity for each, as of December 31:

	2025
	Commercial Paper Limit	Letters of Credit	Total (a)
Total availability	$2,600	$150	$2,750
Outstanding debt	(1,590)	(84)	(1,674)

Remaining availability as of December 31, 2025	$1,010	$66	$1,076

(a)	Total remaining availability of $1.1 billion as of December 31, 2025, was accessible through revolver draws.

	2024
	Commercial Paper Limit	Letters of Credit	Total (a)
Total availability	$2,600	$150	$2,750
Outstanding debt	(880)	(82)	(962)

Remaining availability as of December 31, 2024	$1,720	$68	$1,788

(a)	Total remaining availability of $1.8 billion as of December 31, 2024, was accessible through revolver draws.
Presented in the table below is the Company’s total available liquidity as of December 31, 2025 and 2024, respectively:

	Cash and Cash Equivalents	Availability on Revolving Credit Facility	Total Available Liquidity
Available liquidity as of December 31, 2025	$98	$1,076	$1,174
Available liquidity as of December 31, 2024	$96	$1,788	$1,884

Schedule of short-term borrowings activity
Presented in the table below is the short-term borrowing activity for AWCC for the years ended December 31:

	2025	2024
Average borrowings	$1,170	$161
Maximum borrowings outstanding	$1,595	$880
Weighted average interest rates, as of December 31	3.89%	4.65%